Schedule of Investments (unaudited) March 31, 2024	BlackRock Health Sciences Term Trust (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 37.7%
4D Molecular Therapeutics, Inc.(a)(b)	146,438	$4,665,515
Abbisko Cayman Ltd.(a)	10,378,250	3,821,162
AbbVie, Inc.	176,315	32,106,962
AC Immune SA(a)	752,390	2,227,074
Alkermes PLC(a)	183,485	4,966,939
Alnylam Pharmaceuticals, Inc.(a)(c)	208,667	31,185,283
Amgen, Inc.(c)(d)	132,690	37,726,421
Annexon, Inc.(a)	237,835	1,705,277
Antengene Corp. Ltd.(a)	5,019,274	642,070
Apellis Pharmaceuticals, Inc.(a)(b)	51,390	3,020,704
Arcturus Therapeutics Holdings, Inc.(a)(b)	103,675	3,501,104
Arcus Biosciences, Inc.(a)(b)	169,790	3,205,635
Argenx SE, ADR(a)	69,867	27,508,035
Arrowhead Pharmaceuticals, Inc.(a)	81,025	2,317,315
Astria Therapeutics, Inc.(a)	129,240	1,819,053
Autolus Therapeutics PLC, ADR(a)	765,897	4,886,423
Beam Therapeutics, Inc.(a)	237,542	7,848,388
BeiGene Ltd., ADR(a)	68,555	10,721,316
Bicycle Therapeutics PLC, ADR(a)(b)	278,270	6,928,923
Biogen, Inc.(a)	99,215	21,393,731
Biohaven Ltd.(a)	99,155	5,422,787
BioMarin Pharmaceutical, Inc.(a)(d)	420,758	36,749,004
Biomea Fusion, Inc.(a)(b)	146,215	2,185,914
Black Diamond Therapeutics, Inc.(a)(b)	833,550	4,226,099
Blueprint Medicines Corp.(a)	321,440	30,491,798
Bridgebio Pharma, Inc.(a)	169,445	5,239,239
Cabaletta Bio, Inc.(a)	506,395	8,639,099
CG oncology, Inc.(a)(b)	87,158	3,826,236
Connect Biopharma Holdings Ltd., ADR(a)	1,040,067	1,809,717
CureVac NV(a)	320,123	969,973
Denali Therapeutics, Inc.(a)	197,814	4,059,143
Dyne Therapeutics, Inc.(a)	148,946	4,228,577
Everest Medicines Ltd.(a)	3,113,667	9,361,842
Exact Sciences Corp.(a)(b)	107,880	7,450,193
Exelixis, Inc.(a)	599,320	14,221,864
Galapagos NV, ADR(a)	74,410	2,396,002
Genmab A/S(a)	34,827	10,442,128
Genmab A/S, ADR(a)	114,086	3,412,312
Halozyme Therapeutics, Inc.(a)	158,300	6,439,644
Immatics NV(a)	256,778	2,698,737
Immunocore Holdings PLC, ADR(a)(b)	59,868	3,891,420
Immunocore Holdings PLC, Series C, ADR(a)	321,900	20,923,500
Incyte Corp.(a)	114,060	6,497,998
Insmed, Inc.(a)	166,575	4,519,180
Ionis Pharmaceuticals, Inc.(a)	159,555	6,916,709
Iovance Biotherapeutics, Inc.(a)	168,215	2,492,946
Keros Therapeutics, Inc.(a)	74,602	4,938,652
Kyverna Therapeutics, Inc.(a)	50,458	1,253,377
Legend Biotech Corp., ADR(a)	316,032	17,726,235
Lexeo Therapeutics, Inc.(a)	26,080	408,934
MacroGenics, Inc.(a)	190,555	2,804,970
Merus NV(a)	384,472	17,312,774
Monte Rosa Therapeutics, Inc.(a)	266,168	1,876,484
MoonLake Immunotherapeutics, Class A(a)	114,141	5,733,302
Morphic Holding, Inc.(a)	75,190	2,646,688
Neurocrine Biosciences, Inc.(a)	204,955	28,267,394
Neurogene, Inc.(a)(b)	372,050	18,937,345
Nuvalent, Inc., Class A(a)(b)	240,600	18,066,654
Prime Medicine, Inc.(a)	412,139	2,884,973
Protagonist Therapeutics, Inc.(a)	421,725	12,200,504

Security	Shares	Value

Biotechnology (continued)
PTC Therapeutics, Inc.(a)	225,815	$6,568,958
REVOLUTION Medicines, Inc.(a)	181,447	5,848,037
Rhythm Pharmaceuticals, Inc.(a)	580,575	25,156,315
Rocket Pharmaceuticals, Inc.(a)	252,097	6,791,493
Roivant Sciences Ltd.(a)	827,625	8,723,168
Sage Therapeutics, Inc.(a)	253,320	4,747,217
Sagimet Biosciences, Inc., Series A(a)(b)	408,120	2,212,010
Sana Biotechnology, Inc.(a)	330,182	3,301,820
Sarepta Therapeutics, Inc.(a)(c)	152,629	19,759,350
Stoke Therapeutics, Inc.(a)	487,988	6,587,838
Tenaya Therapeutics, Inc.(a)	580,851	3,037,851
TScan Therapeutics, Inc.(a)	1,045,767	8,303,390
Twist Bioscience Corp.(a)	130,265	4,469,392
Ultragenyx Pharmaceutical, Inc.(a)	118,142	5,516,050
United Therapeutics Corp.(a)(c)	55,704	12,796,323
Vaxcyte, Inc.(a)	274,070	18,721,722
Vertex Pharmaceuticals, Inc.(a)	20,125	8,412,451
Viking Therapeutics, Inc.(a)	190,020	15,581,640
Voyager Therapeutics, Inc.(a)(b)	349,705	3,255,754
Xenon Pharmaceuticals, Inc.(a)	420,084	18,084,616
Zealand Pharma A/S(a)	84,280	8,347,926

		752,990,998

Capital Markets — 0.3%
Helix Acquisition Corp. II, Class A(a)	544,465	5,635,213

Electronic Equipment, Instruments & Components — 0.1%
908 Devices, Inc.(a)(b)	274,084	2,069,334

Health Care Equipment & Supplies — 21.4%
Abbott Laboratories	127,770	14,522,338
Alcon, Inc.	174,349	14,521,528
Align Technology, Inc.(a)(d)	139,485	45,739,921
Becton Dickinson & Co.	84,050	20,798,173
Boston Scientific Corp.(a)	455,830	31,219,797
CONMED Corp.	98,215	7,865,057
ConvaTec Group PLC(e)	4,411,215	15,935,742
Cooper Cos., Inc.	396,640	40,243,094
Dexcom, Inc.(a)	115,155	15,971,999
Edwards Lifesciences Corp.(a)	171,980	16,434,409
Glaukos Corp.(a)	41,125	3,877,676
Hologic, Inc.(a)(c)	194,620	15,172,575
Inspire Medical Systems, Inc.(a)	89,190	19,157,120
Intuitive Surgical, Inc.(a)(c)	100,308	40,031,920
Masimo Corp.(a)	145,470	21,362,269
Novocure Ltd.(a)	213,335	3,334,426
Nyxoah SA(a)(b)	648,041	8,742,073
Orchestra BioMed Holdings, Inc.(a)	233,344	1,229,723
Penumbra, Inc.(a)	59,993	13,389,238
Pulmonx Corp.(a)	335,566	3,110,697
Shockwave Medical, Inc.(a)	63,915	20,812,641
SI-BONE, Inc.(a)	204,910	3,354,377
STERIS PLC	43,940	9,878,591
Stryker Corp.	70,805	25,338,985
Tandem Diabetes Care, Inc.(a)	129,700	4,592,677
Zimmer Biomet Holdings, Inc.	79,195	10,452,156

		427,089,202

Health Care Providers & Services — 9.7%
Adicon Holdings Ltd., (Acquired 07/19/23, Cost: $17,840,000)(a)(f)	10,696,226	16,399,176
Cencora, Inc.(c)	193,355	46,983,331
Centene Corp.(a)	179,980	14,124,830
Chemed Corp.	10,662	6,844,258

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Term Trust (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Elevance Health, Inc.	31,965	$16,575,131
Encompass Health Corp.(c)	82,323	6,798,233
Guardant Health, Inc.(a)	196,470	4,053,176
Kindstar Globalgene Technology, Inc.(a)(e)	4,092,500	768,628
McKesson Corp.	38,905	20,886,149
Molina Healthcare, Inc.(a)	70,995	29,166,876
RadNet, Inc.(a)	60,875	2,962,178
UnitedHealth Group, Inc.(c)	57,155	28,274,579

		193,836,545

Health Care Technology(a) — 0.1%
Carbon Health(g)	1,226	1,248,240
Sophia Genetics SA	291,485	1,437,021

		2,685,261

Life Sciences Tools & Services — 15.1%
10X Genomics, Inc., Class A(a)	231,935	8,704,521
Bio-Rad Laboratories, Inc., Class A(a)	20,190	6,983,115
Bio-Techne Corp.	415,455	29,243,877
Bruker Corp.	185,257	17,403,043
Charles River Laboratories International, Inc.(a)	102,105	27,665,350
Danaher Corp.	82,550	20,614,386
Gerresheimer AG	263,055	29,612,659
ICON PLC(a)	32,015	10,755,439
Lonza Group AG, Registered Shares	23,365	13,962,885
Mettler-Toledo International, Inc.(a)	15,590	20,754,811
QIAGEN NV	644,060	27,688,139
Rapid Micro Biosystems, Inc., Class A(a)	549,778	533,285
Repligen Corp.(a)	95,255	17,519,300
Waters Corp.(a)	90,145	31,030,613
West Pharmaceutical Services, Inc.(c)(d)	95,900	37,948,589

		300,420,012

Pharmaceuticals — 8.0%
Arvinas, Inc.(a)	232,960	9,616,589
Axsome Therapeutics, Inc.(a)	38,160	3,045,168
Catalent, Inc.(a)	173,410	9,788,995
Elanco Animal Health, Inc.(a)	1,234,695	20,100,835
Eli Lilly & Co.(c)	38,500	29,951,460
Longboard Pharmaceuticals, Inc.(a)	28,227	609,703
Merck & Co., Inc	200,730	26,486,323
Novo Nordisk A/S, Class B	230,375	29,550,975
Nuvation Bio, Inc., Class A(a)	200,496	729,805
Sanofi SA, ADR	276,100	13,418,460
Structure Therapeutics, Inc., ADR(a)	258,475	11,078,239
Tarsus Pharmaceuticals, Inc.(a)(b)	110,978	4,034,050

		158,410,602

Total Common Stocks — 92.4% (Cost: $1,640,397,172)		1,843,137,167

Security	Benefical Interest (000)	Value

Other Interests

Biotechnology(f)(g)(h) — 0.2%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —)	$183	$2,516,673
Amunix Pharmaceuticals, Inc., (Acquired 02/08/22, Cost: $ —)	5,657	2,206,257

Total Other Interests — 0.2% (Cost: $ — )		4,722,930

	Shares

Preferred Securities

Preferred Stocks — 7.8%

Biotechnology(a)(g) — 3.6%
ABCURO, Series B	1,092,954	6,033,106
Adarx Pharamaceuticals, Series C, (Acquired 08/02/23, Cost: $7,160,001)(f)	860,577	7,160,001
Bright Peak Therapeutics, Inc., Series B, (Acquired 05/14/21, Cost: $8,000,004)(f)	2,048,132	3,277,011
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $14,584,998)(f)	2,430,833	7,997,441
Genesis Therapeutics, Series B, (Acquired 08/10/23, Cost: $6,999,996)(f)	1,370,506	6,893,645
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $4,543,847)(f)	3,850,718	1,386,258
Kartos Therapeutics, Series C, (Acquired 08/22/23, Cost: $7,539,875)(f)	1,333,783	8,096,063
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $13,498,156)(f)	482,077	13,498,156
Mirvie, Inc., Series B, (Acquired 10/15/21, Cost: $6,250,000)(f)	2,793,833	5,000,961
NiKang Therapeutics, Inc., Series C, (Acquired 05/20/21, Cost: $7,999,996)(f)	1,394,189	4,963,313
OnKure, Inc., Series C, (Acquired 03/24/23, Cost: $7,022,595)(f)	2,541,380	6,810,898

		71,116,853

Health Care Equipment & Supplies(a)(f)(g) — 0.6%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $13,225,003)	2,257,597	6,501,879
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $6,929,998)	2,379,480	5,211,061
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $6,441,930)	2,078,042	457

		11,713,397

Health Care Providers & Services(a)(f)(g) — 1.0%
Everly Well, Inc., Series D, (Acquired 11/25/20, Cost: $9,999,986)	382,775	3,758,851
Numab Therapeutics AG, Series C, (Acquired 05/07/21, Cost: $7,770,441)	815,851	7,707,546
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $14,071,890)	115,766,240	7,744,060

		19,210,457

Health Care Technology — 0.3%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/02/23, Cost: $17,100,000)(a)(f)(g)	1,694,781	5,694,464

Life Sciences Tools & Services — 0.9%
Sartorius AG	47,930	19,033,488

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Term Trust (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals(a)(f)(g) — 0.6%
Insitro, Inc.
Series B, (Acquired 05/21/20, Cost: $5,000,000)	802,478	$9,043,927
Series C, (Acquired 03/10/21, Cost: $3,600,018)	196,818	2,218,139

		11,262,066

Semiconductors & Semiconductor Equipment — 0.8%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $14,999,996)(a)(f)(g)	571,947	17,084,057

		155,114,782

Total Preferred Securities — 7.8% (Cost: $206,096,024)		155,114,782

Rights

Biotechnology — 0.0%
Korro Bio, Inc., CVR(b)(g)	180,175	126,123
Korro Bio, Inc., CVR	231,775	3,152

		129,275

Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(g)	98,636	282,099

Total Rights — 0.0% (Cost: $226,731)		411,374

Warrants

Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 11.50)(a)	63,808	1,085

Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(a)(b)	68,880	20,836

Total Warrants — 0.0% (Cost: $227,725)		21,921

Total Long-Term Investments — 100.4% (Cost: $1,846,947,652)		2,003,408,174

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(i)(j)(k)	10,844,798	$10,849,136
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(i)(j)	31,094,969	31,094,969

Total Short-Term Securities — 2.1% (Cost: $41,945,190)		41,944,105

Total Investments Before Options Written — 102.5% (Cost: $1,888,892,842)		2,045,352,279

Options Written — (1.2)% (Premiums Received: $(21,077,398))		(23,318,810)

Total Investments, Net of Options Written — 101.3% (Cost: $1,867,815,444)		2,022,033,469

Liabilities in Excess of Other Assets — (1.3)%		(26,326,873)

Net Assets — 100.0%		$1,995,706,596

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $151,170,294, representing 7.6% of its net assets as of period end, and an original cost of $200,578,730.

(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$10,850,390	(a)	$—		$(169)	$(1,085)	$10,849,136	10,844,798	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	40,473,813	—		(9,378,844	)(a)	—	—	31,094,969	31,094,969	441,709		—
SL Liquidity Series, LLC, Money Market Series(b)	12,308,246	—		(12,308,416	)(a)	(410)	580	—	—	24,199	(c)	—

						$(579)	$(505)	$41,944,105		$465,908		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Term Trust (BMEZ)

(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	3,981,937,000	USD	27,340,726	Royal Bank of Canada	06/13/24	$(744,123)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cencora, Inc.	80	04/01/24	USD	218.00	USD	1,944	$(201,061)
Alcon, Inc.	280	04/03/24	USD	81.25	USD	2,332	(63,728)
Abbott Laboratories	204	04/05/24	USD	123.00	USD	2,319	(510)
AbbVie, Inc.	102	04/05/24	USD	185.00	USD	1,857	(4,488)
Align Technology, Inc.	133	04/05/24	USD	320.00	USD	4,361	(142,310)
McKesson Corp.	4	04/05/24	USD	520.00	USD	215	(7,320)
Vertex Pharmaceuticals, Inc.	50	04/05/24	USD	435.00	USD	2,090	(5,000)
Abbott Laboratories	204	04/12/24	USD	114.00	USD	2,319	(28,560)
Align Technology, Inc.	105	04/12/24	USD	310.00	USD	3,443	(208,950)
Biogen, Inc.	109	04/12/24	USD	230.00	USD	2,350	(9,810)
Centene Corp.	78	04/12/24	USD	78.00	USD	612	(16,770)
Danaher Corp.	83	04/12/24	USD	255.00	USD	2,073	(14,110)
Dexcom, Inc.	124	04/12/24	USD	140.00	USD	1,720	(38,750)
Intuitive Surgical, Inc.	166	04/12/24	USD	395.00	USD	6,625	(146,910)
10X Genomics, Inc., Class A	372	04/19/24	USD	53.12	USD	1,396	(2,160)
AbbVie, Inc.	260	04/19/24	USD	175.00	USD	4,735	(194,350)
Alcon, Inc.	138	04/19/24	USD	80.00	USD	1,149	(53,820)
Align Technology, Inc.	103	04/19/24	USD	310.00	USD	3,378	(219,390)
Alnylam Pharmaceuticals, Inc.	340	04/19/24	USD	165.00	USD	5,081	(35,700)
Amgen, Inc.	60	04/19/24	USD	300.00	USD	1,706	(5,910)
Arcturus Therapeutics Holdings, Inc.	166	04/19/24	USD	40.00	USD	561	(8,300)
Argenx SE, ADR	169	04/19/24	USD	430.00	USD	6,654	(65,065)
Arrowhead Pharmaceuticals, Inc.	130	04/19/24	USD	33.12	USD	372	(6,977)
Arvinas, Inc.	372	04/19/24	USD	55.00	USD	1,536	(14,880)
Becton Dickinson & Co.	190	04/19/24	USD	245.00	USD	4,702	(113,050)
BeiGene Ltd., ADR	110	04/19/24	USD	165.00	USD	1,720	(35,750)
Biohaven, Ltd.	158	04/19/24	USD	60.00	USD	864	(75,840)
BioMarin Pharmaceutical, Inc.	760	04/19/24	USD	90.00	USD	6,638	(77,900)
Bio-Rad Laboratories, Inc., Class A	64	04/19/24	USD	360.00	USD	2,214	(33,920)
Bio-Techne Corp.	517	04/19/24	USD	75.00	USD	3,639	(138,297)
Blueprint Medicines Corp.	514	04/19/24	USD	100.00	USD	4,876	(142,635)
Bridgebio Pharma, Inc.	107	04/19/24	USD	40.00	USD	331	(2,140)
Bruker Corp.	296	04/19/24	USD	82.50	USD	2,781	(349,280)
Bruker Corp.	296	04/19/24	USD	87.50	USD	2,781	(213,120)
Cencora, Inc.	276	04/19/24	USD	234.00	USD	6,707	(297,068)
Centene Corp.	109	04/19/24	USD	82.50	USD	855	(8,720)
Charles River Laboratories International, Inc.	109	04/19/24	USD	260.00	USD	2,953	(154,780)
Chemed Corp.	34	04/19/24	USD	650.00	USD	2,183	(20,400)
CONMED Corp.	157	04/19/24	USD	90.00	USD	1,257	(61,230)
Cooper Cos., Inc.	632	04/19/24	USD	97.50	USD	6,412	(316,000)
Dexcom, Inc.	122	04/19/24	USD	140.00	USD	1,692	(48,800)
Elanco Animal Health, Inc.	1,482	04/19/24	USD	16.00	USD	2,413	(100,035)
Elevance Health, Inc.	56	04/19/24	USD	510.00	USD	2,904	(96,600)
Eli Lilly & Co.	92	04/19/24	USD	750.00	USD	7,157	(352,820)
Eli Lilly & Co.	48	04/19/24	USD	740.00	USD	3,734	(220,200)
Encompass Health Corp.	131	04/19/24	USD	75.00	USD	1,082	(104,800)
Exact Sciences Corp.	185	04/19/24	USD	65.00	USD	1,278	(142,450)
Exelixis, Inc.	958	04/19/24	USD	22.29	USD	2,273	(174,050)

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Term Trust (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Galapagos NV, ADR	118	04/19/24	USD	35.00	USD	380	$(56,640)
Guardant Health, Inc.	314	04/19/24	USD	22.50	USD	648	(32,970)
Halozyme Therapeutics, Inc.	380	04/19/24	USD	47.00	USD	1,546	(7,769)
Halozyme Therapeutics, Inc.	126	04/19/24	USD	45.00	USD	513	(2,520)
Hologic, Inc.	311	04/19/24	USD	75.00	USD	2,425	(116,625)
Immunocore Holdings PLC, ADR	95	04/19/24	USD	71.75	USD	618	(17,333)
Immunocore Holdings PLC, ADR	96	04/19/24	USD	65.00	USD	624	(20,640)
Incyte Corp.	228	04/19/24	USD	62.50	USD	1,299	(2,850)
Inspire Medical Systems, Inc.	130	04/19/24	USD	200.00	USD	2,792	(313,300)
Intuitive Surgical, Inc.	79	04/19/24	USD	390.00	USD	3,153	(156,420)
Keros Therapeutics, Inc.	198	04/19/24	USD	65.00	USD	1,311	(108,900)
Legend Biotech Corp., ADR	505	04/19/24	USD	65.00	USD	2,833	(45,450)
Masimo Corp.	170	04/19/24	USD	140.00	USD	2,496	(143,650)
Masimo Corp.	66	04/19/24	USD	135.00	USD	969	(86,460)
Merck & Co., Inc.	160	04/19/24	USD	125.00	USD	2,111	(120,000)
Mettler-Toledo International, Inc.	24	04/19/24	USD	1,340.00	USD	3,195	(68,280)
Molina Healthcare, Inc.	114	04/19/24	USD	420.00	USD	4,683	(68,400)
MoonLake Immunotherapeutics, Class A	182	04/19/24	USD	55.00	USD	914	(35,035)
Neurocrine Biosciences, Inc.	320	04/19/24	USD	140.00	USD	4,413	(105,600)
Nuvalent, Inc., Class A	386	04/19/24	USD	85.00	USD	2,898	(84,920)
Penumbra, Inc.	191	04/19/24	USD	280.00	USD	4,263	(31,515)
PTC Therapeutics, Inc.	722	04/19/24	USD	31.00	USD	2,100	(90,250)
QIAGEN NV	998	04/19/24	USD	45.00	USD	4,290	(99,800)
Repligen Corp.	222	04/19/24	USD	206.00	USD	4,083	(17,633)
REVOLUTION Medicines, Inc.	294	04/19/24	USD	32.00	USD	948	(40,425)
REVOLUTION Medicines, Inc.	286	04/19/24	USD	34.00	USD	922	(30,745)
Rhythm Pharmaceuticals, Inc.	651	04/19/24	USD	51.50	USD	2,821	(34,317)
Rhythm Pharmaceuticals, Inc.	261	04/19/24	USD	45.00	USD	1,131	(43,718)
Rocket Pharmaceuticals, Inc.	403	04/19/24	USD	30.00	USD	1,086	(13,098)
Sanofi SA, ADR	886	04/19/24	USD	47.50	USD	4,306	(139,545)
Shockwave Medical, Inc.	184	04/19/24	USD	260.00	USD	5,992	(1,229,120)
Structure Therapeutics Inc., ADR	410	04/19/24	USD	55.00	USD	1,757	(12,300)
Stryker Corp.	73	04/19/24	USD	342.75	USD	2,612	(135,901)
Tandem Diabetes Care, Inc.	207	04/19/24	USD	35.00	USD	733	(46,058)
Twist Bioscience Corp.	208	04/19/24	USD	42.50	USD	714	(14,560)
Ultragenyx Pharmaceutical, Inc.	219	04/19/24	USD	50.00	USD	1,023	(72,817)
United Therapeutics Corp.	94	04/19/24	USD	230.00	USD	2,159	(57,810)
UnitedHealth Group, Inc.	56	04/19/24	USD	510.00	USD	2,770	(33,600)
Vaxcyte, Inc.	877	04/19/24	USD	75.00	USD	5,991	(57,005)
Vertex Pharmaceuticals, Inc.	14	04/19/24	USD	420.00	USD	585	(12,180)
Viking Therapeutics, Inc.	376	04/19/24	USD	31.00	USD	3,083	(1,906,320)
Waters Corp.	198	04/19/24	USD	340.00	USD	6,816	(235,620)
West Pharmaceutical Services, Inc.	57	04/19/24	USD	380.00	USD	2,256	(112,575)
Xenon Pharmaceuticals Inc.	645	04/19/24	USD	55.00	USD	2,777	(162,862)
Zimmer Biomet Holdings, Inc.	253	04/19/24	USD	125.00	USD	3,339	(191,015)
Align Technology, Inc.	105	04/26/24	USD	330.00	USD	3,443	(215,250)
Amgen, Inc.	60	04/26/24	USD	280.00	USD	1,706	(57,300)
Biogen, Inc.	115	04/26/24	USD	220.00	USD	2,480	(73,600)
Bridgebio Pharma, Inc.	435	04/26/24	USD	31.00	USD	1,345	(110,925)
Centene Corp.	194	04/26/24	USD	82.00	USD	1,523	(30,555)
Danaher Corp.	91	04/26/24	USD	265.00	USD	2,272	(13,878)
Dexcom, Inc.	122	04/26/24	USD	143.00	USD	1,692	(60,390)
McKesson Corp.	60	04/26/24	USD	545.00	USD	3,221	(43,800)
Merck & Co., Inc.	321	04/26/24	USD	123.00	USD	4,236	(321,000)
UnitedHealth Group, Inc.	63	04/26/24	USD	505.00	USD	3,117	(54,180)
AbbVie, Inc.	100	05/03/24	USD	185.00	USD	1,821	(37,000)
Amgen, Inc.	304	05/03/24	USD	290.00	USD	8,643	(214,320)
Biogen, Inc.	93	05/03/24	USD	220.00	USD	2,005	(60,450)
Centene Corp.	194	05/03/24	USD	84.00	USD	1,523	(19,885)
Danaher Corp.	90	05/03/24	USD	255.00	USD	2,247	(49,500)
Intuitive Surgical, Inc.	75	05/03/24	USD	415.00	USD	2,993	(66,000)
McKesson Corp.	60	05/03/24	USD	545.00	USD	3,221	(52,200)

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Term Trust (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Sarepta Therapeutics, Inc.	122	05/03/24	USD	138.00	USD	1,579	$(68,930)
10X Genomics, Inc., Class A	371	05/17/24	USD	45.00	USD	1,392	(39,883)
AbbVie, Inc.	102	05/17/24	USD	185.00	USD	1,857	(40,035)
Alcon, Inc.	139	05/17/24	USD	90.00	USD	1,158	(11,815)
Alnylam Pharmaceuticals, Inc.	327	05/17/24	USD	165.00	USD	4,887	(120,990)
Apellis Pharmaceuticals, Inc.	164	05/17/24	USD	65.00	USD	964	(54,530)
Arcturus Therapeutics Holdings, Inc.	165	05/17/24	USD	40.00	USD	557	(26,813)
Argenx SE, ADR	54	05/17/24	USD	410.00	USD	2,126	(95,040)
Arrowhead Pharmaceuticals, Inc.	130	05/17/24	USD	35.00	USD	372	(13,325)
Arvinas, Inc.	373	05/17/24	USD	50.00	USD	1,540	(63,410)
Beam Therapeutics, Inc.	417	05/17/24	USD	40.00	USD	1,378	(62,550)
Becton Dickinson & Co.	78	05/17/24	USD	245.00	USD	1,930	(76,440)
BeiGene Ltd., ADR	109	05/17/24	USD	180.00	USD	1,705	(43,600)
Biohaven, Ltd.	159	05/17/24	USD	60.00	USD	870	(105,735)
BioMarin Pharmaceutical, Inc.	586	05/17/24	USD	86.59	USD	5,118	(260,783)
Blueprint Medicines Corp.	514	05/17/24	USD	90.00	USD	4,876	(534,560)
Boston Scientific Corp.	1,458	05/17/24	USD	67.50	USD	9,986	(426,465)
Cabaletta Bio, Inc.	660	05/17/24	USD	25.00	USD	1,126	(64,350)
Cencora, Inc.	148	05/17/24	USD	240.00	USD	3,596	(131,720)
Charles River Laboratories International, Inc.	217	05/17/24	USD	263.00	USD	5,880	(415,546)
CONMED Corp.	157	05/17/24	USD	90.00	USD	1,257	(45,923)
Cooper Cos., Inc.	637	05/17/24	USD	105.00	USD	6,463	(97,142)
Edwards Lifesciences Corp.	379	05/17/24	USD	95.00	USD	3,622	(183,815)
Elevance Health, Inc.	46	05/17/24	USD	520.00	USD	2,385	(79,120)
Encompass Health Corp.	132	05/17/24	USD	80.00	USD	1,090	(69,300)
Exact Sciences Corp.	81	05/17/24	USD	67.50	USD	559	(63,585)
Exelixis, Inc.	959	05/17/24	USD	24.00	USD	2,276	(139,055)
Hologic, Inc.	311	05/17/24	USD	80.00	USD	2,425	(57,535)
Incyte Corp.	136	05/17/24	USD	61.15	USD	775	(13,392)
Inspire Medical Systems, Inc.	77	05/17/24	USD	210.00	USD	1,654	(204,820)
Ionis Pharmaceuticals, Inc.	373	05/17/24	USD	45.00	USD	1,617	(63,410)
Keros Therapeutics, Inc.	199	05/17/24	USD	70.00	USD	1,317	(105,470)
Legend Biotech Corp., ADR	506	05/17/24	USD	70.00	USD	2,838	(49,335)
Masimo Corp.	229	05/17/24	USD	140.00	USD	3,363	(305,715)
Merck & Co., Inc.	161	05/17/24	USD	130.00	USD	2,124	(83,317)
Mettler-Toledo International, Inc.	24	05/17/24	USD	1,340.00	USD	3,195	(129,840)
Molina Healthcare, Inc.	113	05/17/24	USD	410.00	USD	4,642	(227,695)
MoonLake Immunotherapeutics, Class A	183	05/17/24	USD	55.00	USD	919	(62,677)
Neurocrine Biosciences, Inc.	335	05/17/24	USD	145.00	USD	4,620	(150,750)
Nuvalent, Inc., Class A	384	05/17/24	USD	87.65	USD	2,883	(67,280)
QIAGEN NV	1,062	05/17/24	USD	45.00	USD	4,566	(185,850)
Repligen Corp.	82	05/17/24	USD	195.00	USD	1,508	(60,270)
Rhythm Pharmaceuticals, Inc.	518	05/17/24	USD	50.00	USD	2,244	(91,945)
Rocket Pharmaceuticals, Inc.	403	05/17/24	USD	30.00	USD	1,086	(47,352)
Shockwave Medical, Inc.	20	05/17/24	USD	270.00	USD	651	(120,800)
Structure Therapeutics Inc., ADR	417	05/17/24	USD	39.44	USD	1,787	(326,659)
Stryker Corp.	154	05/17/24	USD	360.00	USD	5,511	(170,170)
Tandem Diabetes Care, Inc.	208	05/17/24	USD	32.50	USD	737	(107,120)
Tarsus Pharmaceuticals, Inc.	230	05/17/24	USD	35.00	USD	836	(109,250)
Twist Bioscience Corp.	208	05/17/24	USD	40.00	USD	714	(43,680)
Ultragenyx Pharmaceutical, Inc.	159	05/17/24	USD	55.00	USD	742	(34,185)
United Therapeutics Corp.	84	05/17/24	USD	250.00	USD	1,930	(29,820)
UnitedHealth Group, Inc.	63	05/17/24	USD	490.00	USD	3,117	(127,732)
Waters Corp.	90	05/17/24	USD	360.00	USD	3,098	(90,900)
West Pharmaceutical Services, Inc.	249	05/17/24	USD	400.00	USD	9,853	(432,015)
Xenon Pharmaceuticals Inc.	699	05/17/24	USD	45.00	USD	3,009	(157,275)

							$(19,660,217)

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Term Trust (BMEZ)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ConvaTec Group PLC	Bank of America N.A.	510,000	04/03/24	GBP	2.44	GBP	1,460	$(272,374)
Gerresheimer AG	Bank of America N.A.	15,000	04/09/24	EUR	99.53	EUR	1,565	(106,343)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	69,200	04/09/24	DKK	829.77	DKK	61,371	(549,344)
Sartorius AG	Goldman Sachs International	15,300	04/09/24	EUR	359.13	EUR	5,632	(272,385)
Edwards Lifesciences Corp.	Citibank N.A.	17,100	04/10/24	USD	88.53	USD	1,634	(128,879)
ConvaTec Group PLC	Morgan Stanley & Co. International PLC	411,500	04/16/24	GBP	2.53	GBP	1,178	(179,610)
Gerresheimer AG	Morgan Stanley & Co. International PLC	17,100	04/16/24	EUR	116.63	EUR	1,784	(11,747)
Lonza Group AG, Registered Shares	UBS AG	7,400	04/16/24	CHF	487.20	CHF	3,988	(448,236)
Gerresheimer AG	Morgan Stanley & Co. International PLC	17,100	04/23/24	EUR	116.63	EUR	1,784	(18,899)
Cabaletta Bio, Inc.	Barclays Bank PLC	48,000	04/24/24	USD	24.60	USD	819	(22,053)
ConvaTec Group PLC	Morgan Stanley & Co. International PLC	490,000	04/24/24	GBP	2.57	GBP	1,402	(186,321)
Galapagos NV, ADR	Citibank N.A.	12,000	04/24/24	USD	36.58	USD	386	(5,207)
Genmab A/S	Morgan Stanley & Co. International PLC	9,200	04/24/24	DKK	2,028.28	DKK	19,071	(137,118)
Gerresheimer AG	UBS AG	20,000	04/24/24	EUR	113.61	EUR	2,087	(34,946)
Novo Nordisk A/S, Class B	Bank of America N.A.	19,600	04/24/24	DKK	880.65	DKK	17,383	(75,998)
Elanco Animal Health, Inc.	Goldman Sachs International	98,800	04/30/24	USD	16.53	USD	1,608	(50,012)
Inspire Medical Systems, Inc.	Citibank N.A.	7,800	04/30/24	USD	201.57	USD	1,675	(210,180)
STERIS PLC	Bank of America N.A.	14,000	04/30/24	USD	234.09	USD	3,147	(41,694)
Zealand Pharma A/S	Goldman Sachs International	26,900	05/02/24	DKK	726.59	DKK	18,422	(166,564)
Genmab A/S, ADR	BNP Paribas SA	36,500	05/06/24	USD	30.64	USD	1,092	(47,189)
Cabaletta Bio, Inc.	Barclays Bank PLC	48,000	05/07/24	USD	24.32	USD	819	(37,637)
Elanco Animal Health, Inc.	Barclays Bank PLC	148,100	05/07/24	USD	16.00	USD	2,411	(160,643)
Genmab A/S	JPMorgan Chase Bank N.A.	1,900	05/07/24	DKK	2,054.86	DKK	3,939	(29,891)
Bio-Techne Corp.	JPMorgan Chase Bank N.A.	81,300	05/13/24	USD	71.95	USD	5,723	(249,906)
Cencora, Inc.	Citibank N.A.	11,400	05/13/24	USD	236.25	USD	2,770	(125,698)
Gerresheimer AG	Morgan Stanley & Co. International PLC	14,900	05/16/24	EUR	105.86	EUR	1,555	(89,719)

								$(3,658,593)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Term Trust (BMEZ)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$720,375,870	$32,615,128	$—	$752,990,998
Capital Markets	5,635,213	—	—	5,635,213
Electronic Equipment, Instruments & Components	2,069,334	—	—	2,069,334
Health Care Equipment & Supplies	411,153,460	15,935,742	—	427,089,202
Health Care Providers & Services	177,437,369	16,399,176	—	193,836,545
Health Care Technology	1,437,021	—	1,248,240	2,685,261
Life Sciences Tools & Services	256,844,468	43,575,544	—	300,420,012
Pharmaceuticals	128,859,627	29,550,975	—	158,410,602
Other Interests	—	—	4,722,930	4,722,930
Preferred Securities
Preferred Stocks	—	19,033,488	136,081,294	155,114,782
Rights	—	3,152	408,222	411,374
Warrants	21,921	—	—	21,921
Short-Term Securities
Money Market Funds	41,944,105	—	—	41,944,105

	$1,745,778,388	$157,113,205	$142,460,686	$2,045,352,279

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(17,618,560)	$(5,700,250)	$—	$(23,318,810)
Foreign Currency Exchange Contracts	—	(744,123)	—	(744,123)

	$(17,618,560)	$(6,444,373)	$—	$(24,062,933)

(a)

Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Other Interests	Preferred Stocks	Rights	Total
Assets
Opening balance, as of December 31, 2023	$—	$4,664,318	$143,543,684	$268,290	$148,476,292
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	22,240	58,612	(7,462,390)	13,809	(7,367,729)
Purchases	1,226,000	—	—	126,123	1,352,123
Sales	—	—	—	—	—

Closing balance, as of March 31, 2024	$1,248,240	$4,722,930	$136,081,294	$408,222	$142,460,686

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(a)	$22,240	$58,612	$(7,462,390)	$13,809	$(7,367,729)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

8

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Health Sciences Term Trust (BMEZ)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Stocks	$136,081,294	Market	Revenue Multiple	2.00x - 8.02x		3.34x
			Volatility	50% - 100%		75%
			Time to Exit	1.0 - 4.0 years		2.5 years
			Market Adjustment Multiple	0.60x - 1.30x		0.96x
		Income	Discount Rate	5% - 5%		5%

Common Stocks	1,248,240	Market	Revenue Multiple	2.00x		—
			Volatility	75%		—
			Time to Exit	1.0 years		—

Other Interests	4,722,930	Income	Discount Rate	5% - 5%		5%

Rights	408,222	Income	Discount Rate	5% - 5%		5%

	$142,460,686

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Right

S C H E D U L E O F I N V E S T M E N T S	9